Shareholder Fees - Retail Class [Member] - TF Core Plus Completion Fund - No Share Class	Feb. 12, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%